Segment, Customer and Geographic Information (Schedule of Non-current Assets on the Basis of Geographic Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Disclosure of geographical areas [line items]
Total non-current assets	$ 1,350,102	[1]	$ 820,013
Israel [Member]
Disclosure of geographical areas [line items]
Total non-current assets	1,039,505		820,012
United States [Member]
Disclosure of geographical areas [line items]
Total non-current assets	310,426		0
Others [Member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 171		$ 1

[1]	Composed of property, plant and equipment and intangible assets.